Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Unearned Compensation-ESOP [Member]	Retained Earnings [Member]	AOCI [Member]	Treasury Stock [Member]	Total
Balance at Sep. 30, 2009	$ 915	$ 452,542	$ (8,066)	$ 781,604	$ 33,870	$ (319,567)	$ 941,298
Comprehensive income:
Net income				67,840			67,840
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes					(2,008)		(2,008)
Total comprehensive income							65,832
ESOP activity, net		4,465	2,016				6,481
Restricted stock activity, net		(40)				47	7
Stock based compensation		452					452
Repurchase of common stock						(4,019)	(4,019)
Stock options exercised		121				178	299
Dividends on common stock to stockholders				(48,400)			(48,400)
Balance at Sep. 30, 2010	915	457,540	(6,050)	801,044	31,862	(323,361)	961,950
Comprehensive income:
Net income				38,403			38,403
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes					(5,155)		(5,155)
Total comprehensive income							33,248
ESOP activity, net		3,259	2,763				6,022
Restricted stock activity, net		(4)					(4)
Stock based compensation		262					262
Stock options exercised		42					42
Dividends on common stock to stockholders				(150,110)			(150,110)
Merger of Capitol Federal Savings Bank MHC	(522)	1,997		(1,223)			252
Retirement of treasury stock	(175)	(204,199)		(118,987)		323,361
Exchange of common stock	276	(323)					(47)
Proceeds from stock offering, net of offering expenses	1,181	1,133,993					1,135,174
Purchase of common stock by ESOP			(47,260)				(47,260)
Balance at Sep. 30, 2011	1,675	1,392,567	(50,547)	569,127	26,707		1,939,529
Comprehensive income:
Net income				74,513			74,513
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes					(2,500)		(2,500)
Total comprehensive income							72,013
ESOP activity, net		3,434	2,972				6,406
Restricted stock activity, net	5	(5)
Stock based compensation		1,196					1,196
Repurchase of common stock	(126)	(105,131)		(43,722)			(148,979)
Stock options exercised		61					61
Dividends on common stock to stockholders				(63,768)			(63,768)
Balance at Sep. 30, 2012	$ 1,554	$ 1,292,122	$ (47,575)	$ 536,150	$ 24,207		$ 1,806,458